Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Bond Market Index Fund - Class I | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
BNY Mellon Bond Market Index Fund - Class I | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
BNY Mellon Bond Market Index Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Bond Market Index Fund - Class I | Investment Companies Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Bond Market Index Fund - Class I | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Bond Market Index Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Bond Market Index Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Bond Market Index Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Bond Market Index Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Bond Market Index Fund - Class I | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Bond Market Index Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Bond Market Index Fund - Class I | Net Other Assets and Liabilities Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
BNY Mellon Bond Market Index Fund - Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
BNY Mellon Bond Market Index Fund - Class I | U.S. Government Agencies Mortgage-Backed - Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
BNY Mellon Bond Market Index Fund - Class I | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
BNY Mellon Bond Market Index Fund - Class I | Investment Companies Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Bond Market Index Fund - Class I | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Bond Market Index Fund - Class I | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Market Index Fund - Class I | U.S. Government Agencies Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Market Index Fund - Class I | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Market Index Fund - Class I | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Bond Market Index Fund - Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Bond Market Index Fund - Class I | U.S. Government Agencies Mortgage-Backed - Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
BNY Mellon Bond Market Index Fund - Class I | Net Other Assets and Liabilities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
BNY Mellon Bond Market Index Fund - Investor Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
BNY Mellon Bond Market Index Fund - Investor Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
BNY Mellon Bond Market Index Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
BNY Mellon Bond Market Index Fund - Investor Shares | Investment Companies Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Bond Market Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon Bond Market Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Bond Market Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Bond Market Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Bond Market Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Bond Market Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BNY Mellon Bond Market Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BNY Mellon Bond Market Index Fund - Investor Shares | Net Other Assets and Liabilities Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
BNY Mellon Bond Market Index Fund - Investor Shares | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
BNY Mellon Bond Market Index Fund - Investor Shares | U.S. Government Agencies Mortgage-Backed - Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
BNY Mellon Bond Market Index Fund - Investor Shares | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
BNY Mellon Bond Market Index Fund - Investor Shares | Investment Companies Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
BNY Mellon Bond Market Index Fund - Investor Shares | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Bond Market Index Fund - Investor Shares | U.S. Government Agencies Collateralized Municipal-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Market Index Fund - Investor Shares | U.S. Government Agencies Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Market Index Fund - Investor Shares | Commercial Mortgage-Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
BNY Mellon Bond Market Index Fund - Investor Shares | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
BNY Mellon Bond Market Index Fund - Investor Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
BNY Mellon Bond Market Index Fund - Investor Shares | U.S. Government Agencies Mortgage-Backed - Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
BNY Mellon Bond Market Index Fund - Investor Shares | Net Other Assets and Liabilities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Meta Platforms, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Alphabet, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Berkshire Hathaway, Inc., Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Net Other Assets and Liabilities Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Tax Managed Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
BNY Mellon Tax Managed Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon Tax Managed Growth Fund - Class A | Investment Companies Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Tax Managed Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Tax Managed Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Tax Managed Growth Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Tax Managed Growth Fund - Class A | Net Other Assets and Liabilities Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
BNY Mellon Tax Managed Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
BNY Mellon Tax Managed Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
BNY Mellon Tax Managed Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Tax Managed Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Tax Managed Growth Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Tax Managed Growth Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
BNY Mellon Tax Managed Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon Tax Managed Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Tax Managed Growth Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Tax Managed Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
BNY Mellon Tax Managed Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
BNY Mellon Tax Managed Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Tax Managed Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Tax Managed Growth Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Tax Managed Growth Fund - Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Tax Managed Growth Fund - Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Tax Managed Growth Fund - Class C | Net Other Assets and Liabilities* [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
BNY Mellon Tax Managed Growth Fund - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
BNY Mellon Tax Managed Growth Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
BNY Mellon Tax Managed Growth Fund - Class I | Investment Companies Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BNY Mellon Tax Managed Growth Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Tax Managed Growth Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
BNY Mellon Tax Managed Growth Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
BNY Mellon Tax Managed Growth Fund - Class I | Net Other Assets and Liabilities Industry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
BNY Mellon Tax Managed Growth Fund - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
BNY Mellon Tax Managed Growth Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
BNY Mellon Tax Managed Growth Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
BNY Mellon Tax Managed Growth Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
BNY Mellon Tax Managed Growth Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .01%.